THE ADVISORS' INNER CIRCLE FUND II

                  HANCOCK HORIZON GOVERNMENT MONEY MARKET FUND
                         HANCOCK HORIZON CORE BOND FUND
                 HANCOCK HORIZON LOUISIANA TAX-FREE INCOME FUND
                HANCOCK HORIZON MISSISSIPPI TAX-FREE INCOME FUND
                    HANCOCK HORIZON DIVERSIFIED INCOME FUND
                           HANCOCK HORIZON VALUE FUND
                          HANCOCK HORIZON GROWTH FUND
                  HANCOCK HORIZON QUANTITATIVE LONG/SHORT FUND
                   HANCOCK HORIZON BURKENROAD SMALL CAP FUND
                 HANCOCK HORIZON DIVERSIFIED INTERNATIONAL FUND
                      HANCOCK HORIZON U.S. SMALL CAP FUND
                 HANCOCK HORIZON DYNAMIC ASSET ALLOCATION FUND
                  HANCOCK HORIZON INTERNATIONAL SMALL CAP FUND
                         HANCOCK HORIZON MICROCAP FUND
                                 (THE "FUNDS")

                       SUPPLEMENT DATED OCTOBER 23, 2015
TO THE INSTITUTIONAL CLASS SHARES, CLASS A SHARES AND CLASS C SHARES PROSPECTUS, THE INSTITUTIONAL CLASS SHARES PROSPECTUS, THE INSTITUTIONAL SWEEP CLASS SHARES
  PROSPECTUS, AND THE CLASS A SHARES PROSPECTUS, EACH DATED MAY 29, 2015 (THE "PROSPECTUSES"), AND THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 29, 2015
                                  (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                             PROSPECTUSES AND SAI.

Effective November 6, 2015, the address of the Funds' transfer agent is changed to: 2285 Lakeshore Drive, Information Technology Center, Building #4, New Orleans, LA 70122. Accordingly, all references to the transfer agent's address in the Prospectuses and SAI, including those relating to purchasing, selling and exchanging shares of the Funds, are hereby deleted and replaced with the above address.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 HHF-SK-015-0100